Related Party Transactions (Details) - USD ($)													1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 09, 2025	Jun. 20, 2025	Jun. 13, 2025	May 19, 2025	Feb. 11, 2025	May 06, 2024	Nov. 13, 2023	Feb. 15, 2023	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023	May 05, 2022	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Mar. 31, 2026	Nov. 15, 2025	Jun. 17, 2025	Oct. 18, 2024	Jul. 24, 2024
Related Party Transactions [Line Items]
Purchase of shares (in Shares)																		21,120,163
Received promissory notes																			$ 450,000
Interest rate																					15.00%
Principal amount														$ 10,333,490		$ 10,333,490		4,538,177
Referral fee												$ 1,800,000
Referral fee percentage												2.00%
Accounts payable												$ 900,000		$ 8,212,120		8,212,120		8,351,450	8,870,324
Owes fee																		0	403,000
Per share (in Dollars per share)																				$ 2
Notes payable																			15,000,000
Extinguishment of debt							$ 101,204
Fair value amount																		203,100
Monthly payments									$ 8,000
Agreement amount paid									12,000
Stock price								$ 250,000
Monthly payment								22,000
Restricted shares (in Shares)						60,000
Stock-based compensation expense																		1,006,603	$ 1,139,727
Put Option Liability [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																				400,000
Share price (in Dollars per share)																				$ 15
Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Notes payable									179,000	$ 179,000	$ 179,000
Private Notes Payable [Member]
Related Party Transactions [Line Items]
Received promissory notes	$ 200,000															$ 100,000
Interest rate	15.00%
Promissory Notes Payable for Deferred Salary and Bonuses [Member]
Related Party Transactions [Line Items]
Interest rate														15.00%		15.00%
Aggregate shares														$ 3,446,454		$ 3,446,454
Principal amount														1,250,000		1,250,000
Promissory Notes [Member]
Related Party Transactions [Line Items]
Received promissory notes									$ 179,000	$ 179,000	$ 179,000
Interest rate			18.00%						15.00%	15.00%	15.00%
Principle amount			$ 2,500,000
Convertible Note [Member]
Related Party Transactions [Line Items]
Principle amount																		$ 268,500
Warrants into note (in Shares)																		179,000
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																		250,000
RSU’s [Member]
Related Party Transactions [Line Items]
Stock price									$ 150,000
RSU awards issued (in Shares)													60,000
Stock-based compensation expense														$ 211,601	$ 206,766	$ 424,492	$ 546,077
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party												$ 900,000
Donald Orr [Member]
Related Party Transactions [Line Items]
Cash paid									$ 25,000
Mr. Orr [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)						150,000
Donald Orr [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Initial award shares (in Shares)									60,000
Rhône Merchant House, Ltd [Member]
Related Party Transactions [Line Items]
Cash paid								$ 50,000
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)								60,000
Fair value amount								$ 264,000
Cash paid						$ 50,000																			$ 50,000
Exchange Agreement [Member] | Private Notes Payable [Member]
Related Party Transactions [Line Items]
Forgiveness aggregate amount							$ 100,198
Exchange Agreement [Member] | Convertible Note [Member]
Related Party Transactions [Line Items]
Principle amount																		$ 89,500
Mutual release agreement [Member] | RMH Ltd. [Member]
Related Party Transactions [Line Items]
Cash paid						100,000
Common Class A [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)		1,000,000																52,140,701
Price per share (in Dollars per share)																						$ 0.0001
Issuance of shares (in Shares)				45,000	500,000
Common stock, shares issued (in Shares)														55,424,861		55,424,861		51,740,701	9,923,205
Per share (in Dollars per share)														$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Share price (in Dollars per share)																			$ 2.02				$ 0.5476
Exercise price (in Dollars per share)									$ 11.5	$ 11.5	$ 11.5
Cash paid																								$ 15,000
Stock-based compensation expense						$ 360,000
Common Class A [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Warrants to purchase of shares (in Shares)									179,000	179,000	179,000
Common Class A [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)																			450,000
Common Class A [Member] | Alexandria [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)												89,000
Common Class A [Member] | Side Agreement [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)																				400,000
Price per share (in Dollars per share)																				$ 2
Price, per share (in Dollars per share)																				$ 15
Common Class A [Member] | Dante Caravaggio, LLC [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)																		30,000
Common Class A [Member] | Exchange Agreement [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)							$ 5
Common stock, shares issued (in Shares)							20,040